UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09329

                 ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2007

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Global Health Care Fund
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
Health Care - 99.0%
Biotechnology - 17.8%
Amgen, Inc. (a)                                            61,900   $  4,427,707
Amylin Pharmaceuticals, Inc. (a)                          109,600      4,830,072
Genentech, Inc. (a)                                        82,780      6,845,906
Gilead Sciences, Inc. (a)                                 125,400      8,614,980
Luminex Corp. (a)                                         150,500      2,743,615
Medimmune, Inc. (a)                                        61,800      1,805,178
Tanox, Inc. (a)                                            67,600        799,032
                                                                    ------------
                                                                      30,066,490
                                                                    ------------
Drugs - 45.1%
Allergan, Inc.                                             73,200      8,243,052
AstraZeneca PLC (ADR)                                      56,100      3,506,250
Eli Lilly & Co.                                           104,500      5,956,500
Merck & Co. Inc.                                          157,300      6,590,870
Novartis AG                                               145,976      8,516,712
Ranbaxy Laboratories Ltd. (GDR)                           335,531      3,167,413
Roche Holding AG                                           53,505      9,243,907
Sanofi-Aventis                                             79,214      7,042,482
Shionogi & Co. Ltd.                                       257,000      4,726,004
Takeda Pharmaceutical Co. Ltd.                             70,600      4,411,386
Teva Pharmaceutical Industries Ltd. (ADR)                 247,380      8,433,184
Wyeth                                                     129,040      6,560,393
                                                                    ------------
                                                                      76,398,153
                                                                    ------------
Medical Products - 16.5%
Alcon, Inc.                                                69,700      7,980,650
Becton Dickinson & Co.                                     65,900      4,657,153
Johnson & Johnson                                          67,500      4,383,450
Nobel Biocare Holding AG (a)                               31,550      7,757,821
Zimmer Holdings, Inc. (a)                                  47,300      3,192,750
                                                                    ------------
                                                                      27,971,824
                                                                    ------------
Medical Services - 19.6%
Caremark Rx, Inc.                                         137,200      7,775,124
Medco Health Solutions, Inc. (a)                           53,700      3,227,907
UnitedHealth Group, Inc.                                  151,800      7,468,560
WellPoint, Inc. (a)                                       192,000     14,793,600
                                                                    ------------
                                                                      33,265,191
                                                                    ------------
Total Common Stocks
   (cost $104,523,602)                                               167,701,658
                                                                    ------------

                                                       Principal
                                                         Amount
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
BNP Paribas
5.33%, 10/02/06
(cost $2,200,000)                                        $2,200       2,200,000
                                                                   ------------
Total Investments - 100.3%
   (cost $106,723,602)                                              169,901,658
Other assets less liabilities - (0.3)%                                 (543,743)
                                                                   ------------
Net Assets - 100.0%                                                $169,357,915
                                                                   ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR - American Depositary Receipt
GDR - Global Depositary Reciept

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
COUNTRY BREAKDOWN*
September 30, 2006 (unaudited)

    60.6%   United States
    19.7%   Switzerland
     5.4%   Japan
     5.0%   Israel
     4.1%   France
     2.1%   United Kingdom
     1.9%   India
     1.2%   Short-Term
   ------
   100.0%   Total Investments
   ======

* All data are as of September 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.  DESCRIPTION OF EXHIBIT
     -----------  ----------------------
     11 (a) (1)   Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)   Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: November 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: November 20, 2006